Property and Equipment (Details) - USD ($)	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Line Items]
Property and equipment, gross		$ 19,104,674	$ 14,676,820
Less accumulated depreciation and amortization		(4,066,876)	(2,382,832)
Property and equipment, net		15,037,798	12,293,988
Twin Vee Powercarsco [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 13,208,595	19,104,674
Less accumulated depreciation and amortization	(4,491,672)	(4,066,876)
Property and equipment, net	8,716,923	15,037,798
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		2,610,977	2,692,473
Machinery and Equipment [Member] | Twin Vee Powercarsco [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,649,852	2,610,977
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		36,816	40,299
Furniture and Fixtures [Member] | Twin Vee Powercarsco [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	36,816	36,816
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,119,758	1,119,758
Land and Building [Member] | Twin Vee Powercarsco [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,119,758
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		1,228,860	1,228,860
Leasehold Improvements [Member] | Twin Vee Powercarsco [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,218,410	1,228,860
Software Development [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		300,935	300,935
Software Development [Member] | Twin Vee Powercarsco [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,087,734	300,935
Computer Hardware And Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		120,245	159,342
Computer Hardware And Software [Member] | Twin Vee Powercarsco [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	120,328	120,245
Boat Molds [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		7,270,411	5,871,373
Boat Molds [Member] | Twin Vee Powercarsco [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,347,338	7,270,411
Vehicles [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		143,360	143,360
Vehicles [Member] | Twin Vee Powercarsco [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	94,534	143,360
Electric Prototypes And Tooling [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		142,526	142,526
Electric Prototypes And Tooling [Member] | Twin Vee Powercarsco [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		142,526
Asset under Construction [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross		6,130,786	$ 2,977,894
Asset under Construction [Member] | Twin Vee Powercarsco [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 653,584	$ 6,130,786